Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Basic and Diluted Income (Loss) Per Ordinary Share
The following tables reflect the calculation of basic and diluted net (loss) income per ordinary share (in dollars, except per share amounts):

	For the Three Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net loss per ordinary share
Numerator:
Allocation of net loss, as adjusted	$(596,604)	$(993,309)	$(1,332,617)	$(333,154)
Denominator:
Basic and diluted weighted average shares outstanding	4,646,574	7,736,268	30,945,072	7,736,268
Basic and diluted net loss per ordinary share	$(0.13)	$(0.13)	$(0.04)	$(0.04)

	For the Nine Months Ended September 30,
	2023		2022
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$140,027	$91,794	$3,146,847	$786,712
Denominator:
Basic and diluted weighted average shares outstanding	11,801,312	7,736,268	30,945,072	7,736,268
Basic and diluted net income per ordinary share	$0.01	$0.01	$0.10	$0.10

The following table re
flects th
e calculation of basic and diluted net income
per
ordinary share (in dollars, except per share amounts):

	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$5,765,370	$1,441,343	$3,907,301	$1,170,619
Denominator:
Basic and diluted weighted average shares outstanding	30,945,072	7,736,268	25,686,060	7,695,487

Basic and diluted net income per ordinary share	$0.19	$0.19	$0.15	$0.15

Summary of Class A Common Stock Subject to Redemption
At September 30, 2023 and December 31, 2022, the Class A ordinary shares reflected in the unaudited condensed consolidated balance sheets are reconciled in the following table:

Gross proceeds	$309,450,720
Less:
Proceeds allocated to Public Warrants	(10,211,874)
Class A ordinary shares issuance costs	(16,924,264)
Plus:
Accretion of carrying value to redemption value	27,136,138

Class A ordinary shares subject to possible redemption as of December 31, 2021	309,450,720
Plus:
Accretion of carrying value to redemption value	4,462,497

Class A ordinary shares subject to possible redemption as of December 31, 2022	313,913,217
Less:
Redemption	(268,585,494)
Plus:
Accretion of carrying value to redemption value	3,868,445

Class A ordinary shares subject to possible redemption as of September 30, 2023 (unaudited)	$49,196,168

At December 31, 2022 and 2021, the DHC Class A Shares reflected in the consolidated balance sheets are reconciled in the following table:

Gross proceeds	$309,450,720
Less:
Proceeds allocated to Public Warrants	(10,211,874)
DHC Class A Shares issuance costs	(16,924,264)
Plus:
Accretion of carrying value to redemption value	27,136,138

DHC Class A Shares subject to possible redemption as of December 31, 2021	309,450,720
Plus:
Accretion of carrying value to redemption value	4,462,497

DHC Class A Shares subject to possible redemption as of December 31, 2022	$313,913,217